Core Alternative ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 94.2%		Shares	Value
Basic Materials - 4.7%
Air Products & Chemicals, Inc.		7,257	$2,432,982
Mosaic Co.		34,452	960,866
			3,393,848

Communications - 6.0%
Alphabet, Inc. - Class A		12,648	2,580,445
FactSet Research Systems, Inc.		3,694	1,752,471
			4,332,916

Consumer, Cyclical - 7.8%
Genuine Parts Co.		12,568	1,461,030
McDonald's Corp.		6,408	1,849,990
Walmart, Inc.		23,664	2,322,858
			5,633,878

Consumer, Non-cyclical - 18.4%
Amgen, Inc.		5,893	1,681,980
Diageo PLC - ADR		9,031	1,083,449
Eli Lilly & Co.		1,876	1,521,586
Johnson & Johnson		12,854	1,955,736
Merck & Co., Inc.		14,736	1,456,212
PepsiCo, Inc.		10,420	1,570,190
Procter & Gamble Co.		11,409	1,893,780
UnitedHealth Group, Inc.		3,917	2,124,933
			13,287,866

Energy - 5.1%
Chevron Corp.		12,120	1,808,183
Exxon Mobil Corp.		17,846	1,906,488
			3,714,671

Financial - 15.1%
Aflac, Inc.		19,204	2,062,125
Chubb Ltd.		7,317	1,989,346
CME Group, Inc.		8,082	1,911,555
JPMorgan Chase & Co.		8,370	2,237,301
Morgan Stanley		19,490	2,698,001
			10,898,328

Industrial - 11.4%
Emerson Electric Co.		17,596	2,286,600
Lockheed Martin Corp.		3,809	1,763,376
Norfolk Southern Corp.		7,913	2,020,189
Waste Management, Inc.		9,956	2,192,909
			8,263,074

Technology - 20.4%
Accenture PLC - Class A		4,833	1,860,463
Advanced Micro Devices, Inc. (a)		6,716	778,720
Apple, Inc.		7,092	1,673,712
Broadridge Financial Solutions, Inc.		8,769	2,088,951
Fiserv, Inc. (a)		11,558	2,496,990
Microsoft Corp.		5,699	2,365,427
NXP Semiconductors NV		5,792	1,207,922
Paychex, Inc.		15,056	2,223,320
			14,695,505

Utilities - 5.3%
NextEra Energy, Inc.		25,301	1,810,539
Southern Co.		23,688	1,988,608
			3,799,147
TOTAL COMMON STOCKS (Cost $58,634,978)			68,019,233

REAL ESTATE INVESTMENT TRUSTS - 2.4%		Shares	Value
Financial - 2.4%
Realty Income Corp.		32,235	1,761,320
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,820,330)			1,761,320

PURCHASED OPTIONS - 1.4%	Notional Amount	Contracts	Value
Call Options - 0.0%(b)			$–
S&P 500 Index, Expiration: 02/03/2025; Exercise Price: $6,170.00 (c)(d)	$30,202,650	50	$375

Put Options - 1.4%			$–
S&P 500 Index (c)(d)		–	$–
Expiration: 02/05/2025; Exercise Price: $6,025.00	45,303,975	75	232,875
Expiration: 02/05/2025; Exercise Price: $6,060.00	24,162,120	40	187,600
Expiration: 02/05/2025; Exercise Price: $5,950.00	99,668,745	165	180,675
Expiration: 02/12/2025; Exercise Price: $6,030.00	18,121,590	30	168,000
Expiration: 02/12/2025; Exercise Price: $5,985.00	30,202,650	50	197,750
TOTAL PURCHASED OPTIONS (Cost $1,451,331)			967,275

SHORT-TERM INVESTMENTS - 2.8%			Value
Money Market Funds - 2.8%		Shares
First American Government Obligations Fund - Class X, 4.32% (e)		2,039,604	2,039,604
TOTAL SHORT-TERM INVESTMENTS (Cost $2,039,604)			2,039,604

TOTAL INVESTMENTS - 100.8% (Cost $63,946,243)			72,787,432
Liabilities in Excess of Other Assets - (0.8)%			(559,193)
TOTAL NET ASSETS - 100.0%			$72,228,239
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Core Alternative ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$68,019,233	$–	$–	$68,019,233
Real Estate Investment Trusts	1,761,320	–	–	1,761,320
Purchased Options	–	967,275	–	967,275
Money Market Funds	2,039,604	–	–	2,039,604
Total Investments	$71,820,157	$967,275	$–	$72,787,432

Refer to the Schedule of Investments for further disaggregation of investment categories.